Borrowings - Terminated Facilities (Details) $ in Thousands				12 Months Ended
	Jul. 25, 2016 USD ($)	Apr. 05, 2016 USD ($)	May 12, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 USD ($)	[1]	Dec. 29, 2015 USD ($)	Dec. 10, 2015 USD ($)	Sep. 04, 2015 USD ($)	Jun. 24, 2014 USD ($)	Jun. 10, 2014 USD ($)	Jun. 03, 2014 USD ($)	Dec. 04, 2013 USD ($)	Jan. 18, 2012 USD ($) item	Dec. 23, 2011 USD ($) item
Borrowings
Borrowings repayments				$ 153,756	$ 625,160		$ 73,460
Citibank N.A. London Branch facility
Borrowings
Drawn amount												$ 108,500	$ 108,500	$ 108,500
Borrowings repayments		$ 305,500
Prepaid amount of debt									$ 5,000	$ 5,000	$ 10,000
Facility term repayable			2 years
Debt assumed from acquired entities			$ 325,500
Credit Suisse AG facility
Borrowings
Loan Agreement amount																$ 144,000
Number of LNG vessels financed | item																1
Drawn amount															$ 144,000
Borrowings repayments	$ 124,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB
Borrowings
Loan Agreement amount																	$ 143,000
Number of LNG vessels financed | item																	1
Drawn amount												$ 143,000
Borrowings repayments	$ 127,080

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).